GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS U.S. High Income ETF

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 74.91%
Capital Markets - 24.73%
Ares Capital Corp.	84,413	$1,757,479
Blackstone Secured Lending Fund	61,403	1,912,702
Fidus Investment Corp.	85,844	1,694,561
FS KKR Capital Corp.	84,161	1,604,950
Goldman Sachs BDC, Inc.	115,412	1,728,872
Golub Capital BDC, Inc.	111,171	1,848,774
MidCap Financial Investment Corp.	123,155	1,852,251
New Mountain Finance Corp.	131,683	1,668,424
Oaktree Specialty Lending Corp.	82,244	1,616,917
SLR Investment Corp.	112,120	1,721,042
Total Capital Markets		17,405,972
Energy Equipment & Services - 2.70%
USA Compression Partners LP(a)	71,190	1,898,637
Equity Real Estate Investment Trust (REIT) - 4.23%
Alexander’s, Inc.	7,672	1,665,898
Global Net Lease, Inc.	168,657	1,310,465
Total Equity Real Estate Investment Trust (REIT)		2,976,363
Health Care REITs - 7.31%
LTC Properties, Inc.	51,956	1,689,090
Omega Healthcare Investors, Inc.	54,644	1,730,575
Sabra Health Care REIT, Inc.	116,847	1,725,830
Total Health Care REITs		5,145,495
Hotel & Resort REITs - 2.73%
Park Hotels & Resorts, Inc.	110,007	1,924,023
Oil, Gas & Consumable Fuels - 24.28%
Black Stone Minerals LP(a)	106,607	1,703,580
Cheniere Energy Partners LP(a)	32,923	1,626,067
Dorchester Minerals LP(a)	53,166	1,792,757
Energy Transfer LP(a)	123,287	1,939,305
Enterprise Products Partners LP(a)	64,262	1,875,165
MPLX LP(a)	46,267	1,922,857
NuStar Energy LP(a)	90,814	2,113,242
Plains All American Pipeline LP(a)	114,588	2,012,165
Western Midstream Partners LP(a)	59,574	2,117,856
Total Oil, Gas & Consumable Fuels		17,102,994
Retail REITs - 4.61%
Getty Realty Corp.	57,747	1,579,380
NNN REIT, Inc.	39,037	1,668,441
Total Retail REITs		3,247,821
Specialized REITs - 4.32%
EPR Properties	34,585	1,468,133
Gaming and Leisure Properties, Inc.	34,195	1,575,364
Total Specialized REITs		3,043,497
TOTAL COMMON STOCKS
(Cost $48,600,097)		52,744,802

Investments	Shares	Value
INVESTMENT COMPANIES - 24.66%
BlackRock Debt Strategies Fund, Inc.	155,777	$1,722,894
BlackRock Limited Duration Income Trust	122,695	1,721,411
Blackstone Long-Short Credit Income Fund	147,356	1,813,952
Eaton Vance Floating-Rate Income Trust	134,203	1,786,242
First Trust High Income Long/Short Fund	142,534	1,700,431
First Trust Senior Floating Rate Income Fund II	171,140	1,771,299
Nuveen Credit Strategies Income Fund	324,217	1,805,889
Nuveen Floating Rate Income Fund	207,714	1,813,343
Nuveen Taxable Municipal Income Fund	106,739	1,635,241
Saba Capital Income & Opportunities Fund	218,743	1,594,636
TOTAL INVESTMENT COMPANIES
(Cost $16,919,701)		17,365,338

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 42.47%(b)
United States Treasury Bill, 4.402% , 04/23/2024	$30,000,000	29,908,300
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $29,908,300)		29,908,300
TOTAL INVESTMENTS - 142.04%
(Cost $95,428,098)		$100,018,440
Liabilities In Excess Of Other Assets - (42.04%)		(29,601,164)
NET ASSETS (100.00%)		$70,417,276

(a)	Master Limited Partnership (“MLP”).
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$52,744,802	$–	$–	$52,744,802
Investment Companies	17,365,338	–	–	17,365,338
United States Treasury Obligations	29,908,300	–	–	29,908,300
Total	$100,018,440	$–	$–	$100,018,440